INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
4.	INCOME TAXES

Cayman Islands, British Virgin Islands (“BVI”) and the Republic of Mauritius (“Mauritius”)

Under the current laws of the Cayman Islands, BVI and Mauritius, the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius are not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Home Inns Hong Kong subsidiaries were subject to Hong Kong profit tax at a rate of 16.5% on their assessable profits. No Hong Kong profit tax has been provided as the Group did not have assessable profit that was earned in or derived from Hong Kong subsidiaries during the years presented.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws. Effective January 1, 2008, the Company’s subsidiaries are subject to the Corporate Income Tax Law of the People’s Republic of China (hereinafter “the new CIT Law”) as approved by the National People’s Congress on March 16, 2007, under which the corporate income tax rate applicable to most of the Group’s PRC entities adjusted from 33% to 25%. Five of the Group’s subsidiaries enjoyed a preferential income tax rate of 15% before 2008, and the income tax rate applicable to these subsidiaries is phased in at 18%, 20%, 22%, 24% and 25% in a 5 year period from 2008 to 2012. Shanghai Banli Software Technology Co., Ltd. and Suzhou Hengchuang Software Co., Ltd. were qualified software enterprises in 2008 and 2011 respectively and are exempted from income tax for the first two years and are entitled to a preferential tax rate of 12.5% for the three years from thereafter.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a Foreign Invested Enterprise (“FIE”) prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10%. For certain jurisdictions that have signed tax treaties with the PRC, the WHT rate are 5%. No dividend was declared by PRC subsidiaries in the years ended December 31, 2009 and 2010. As the Group intended to indefinitely reinvest its earnings to further expand its businesses in PRC China, undistributed earnings as of December 31, 2009 and 2010 were considered to be indefinitely reinvested, Therefore, no deferred tax liability was recognized in the years ended December 31, 2009 and 2010.

In September 2011, in connection with the acquisition of Motel 168, the Group entered into a US$240.0 million US dollar denominated, 4-year term loan facility agreement (Refer to Note 13). In order to service the debt, after-tax profits from its PRC subsidiaries in China will be distributed to its overseas holding company borrower. The Group has recognized the relevant deferred tax liability of RMB 38,313 and RMB 29,439 as of December 31, 2011 and December 31, 2012 in connection with cumulative distributable earnings since 2008 using a 5% dividend withholding tax rate provided as a preferential rate by the tax arrangement between PRC and Hong Kong. (Note a, Reconciliation of the differences between statutory tax rate and the effective tax rate)

Composition of income tax expense

The current and deferred portion of income tax expense included in the consolidated statements of operations for the years ended December 31 is as follows:

	2010	2011	2012
Current income tax expenses	133,180	185,001	235,594
Deferred income tax provision/(benefit)	6,789	(15,559)	(99,289)

Income tax expenses	139,969	169,442	136,305

Reconciliation of the differences between statutory tax rate and the effective tax rate

A reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31 is as follows:

	2010	2011	2012
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(3%)	(3%)	(1%)
Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax (a)	5%	2%	68%
Permanent difference for non-deductible expenses	1%	1%	7%
Withholding tax on earnings no longer considered indefinitely reinvested	—	7%	21%

Effective CIT rate	28%	32%	120%

(a)	Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax primarily represents the following items which are not tax deductible: (i) a rate of 21% as a result of permanent difference arising from the share base compensation expenses (2011: 4%, 2010: 3%); (ii) a rate of 26% as a result of permanent differences arising from the interest expense in convertible notes and term loan (2011:2%, 2010: nil); (iii) a rate of 19% as a result of permanent difference in connection with loss arising from change in fair value in convertible notes (2011: (9%), 2010: nil).

Deferred tax assets and liabilities comprised:

	2011	2012
Deferred tax assets, current:
Tax loss carry forwards	21,269	17,547
Deductible temporary differences related to:
-rental expenses	3,009	3,888
-pre-operating expenses	8,886	5,618
-deferred revenue, current	42,670	43,075
-accruals for customer reward program	915	1,003
-others	12,154	16,411
Valuation allowance	(13,457)	(7,173)

	75,446	80,369

Deferred tax assets, non-current:
Tax loss carry forwards	101,649	158,124
Deductible temporary differences related to:
-rental expenses	185,448	213,389
-pre-operating expenses	16,100	8,898
-deferred revenue, non current	15,331	8,715
-unfavorable lease related to acquisitions	98,188	91,751
-Impairment loss of property and equipment	39,499	42,643
-others	1,190	3,051
Valuation allowance	(257,640)	(215,809)

	199,765	310,762

Total deferred tax assets	275,211	391,131

Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax – PRC)	38,313	29,439

Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168	282,638	273,986
Other taxable temporary differences	12,090	14,335

	294,728	288,321

Total deferred tax liabilities	333,041	317,760

The Group had tax loss carry forward of RMB 702,684 as of December 31, 2012. The Group’s remaining tax loss carry forward will be netted against future taxable income. According to the PRC CIT regulations, the loss incurred during a tax year may be carried forward to the following years and set off against the profits of the following years, but the period shall not exceed a maximum of 5 years. These accumulated tax losses will expire on or before January 1, 2018.

A valuation allowance of RMB 271,097 and RMB 222,982 was provided for the net deferred tax assets of the Company as of December 31, 2011 and 2012, respectively. As of December 31, 2011 and December 31, 2012, a valuation allowance of RMB 237,385 and RMB 166,571 was carried forward from the acquisition of Motel 168. The valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not have been realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Company will not be able to utilize certain tax loss carry forwards generated by certain subsidiaries. As those entities continue to have accumulated tax losses and tax planning strategies are not available to utilize those tax losses in other subsidiaries, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2010, 2011 and 2012 when the Company generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent the Company from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. In the PRC, tax loss carry forwards generally expire after five years.

For the tax holidays described for certain entities in the “China” section of this Note, the aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended December 31,
	2010	2011	2012
(in thousands, except per share data)	RMB	RMB	RMB

Aggregate effect	13,851	14,505	354
Basic ordinary share effect	0.17	0.17	0.004
Diluted ordinary share effect	0.16	0.15	0.004